Marketable Securities - Estimated Fair Values and Gross Unrealized Losses for Company's Investments in Individual Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Investment Securities [Line Items]
Estimated Fair Value, Less than 12 Months	$ 81,603	$ 53,063	$ 230,043
Unrealized Losses, Less than 12 Months	(258)	(191)	(2,967)
Estimated Fair Value, More than 12 Months			2,604
Unrealized Losses, More than 12 Months			$ 1